Lease Operations - Lessee (Tables)	12 Months Ended
Dec. 31, 2023
Operations
Schedule details of lease liabilities undiscounted

	12/31/2023	12/31/2022
Up to 3 months	275	283
3 months to 1 year	706	790
From 1 to 5 years	2,588	2,716
Over 5 years	1,197	930
Total Financial Liability	4,766	4,719

Schedule of amounts recognized in statement of net income loss

	01/01 to 12/31/2023	01/01 to 12/31/2022	01/01 to 12/31/2021
Sublease revenues	26	26	16
Depreciation expenses	(863)	(951)	(1,279)
Interest expenses	(367)	(414)	(302)
Lease expenses for low value assets	(104)	(102)	(84)
Variable expenses not include in lease liabilities	(57)	(58)	(68)
Total	(1,365)	(1,499)	(1,717)